Note 13 - Stock-based Compensation - Summary of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding, stock options (in shares) | shares	30,480,317
Outstanding, weighted average contractual life (Year)	7 years 3 months 29 days
Outstanding, weighed average exercise price (in dollars per share)	$ 3.87
Exercisable, stock options (in shares) | shares	15,375,845
Exercisable, weighted average contractual life (Year)	5 years 10 months 6 days
Exercisable, weighted average exercise price (in dollars per share)	$ 1.99
Range 1 [Member]
Lower exercise price (in dollars per share)	0.03
Upper exercise price (in dollars per share)	$ 1.34
Outstanding, stock options (in shares) | shares	6,634,833
Outstanding, weighted average contractual life (Year)	4 years 8 months 8 days
Outstanding, weighed average exercise price (in dollars per share)	$ 1.28
Exercisable, stock options (in shares) | shares	6,634,833
Exercisable, weighted average contractual life (Year)	4 years 8 months 8 days
Exercisable, weighted average exercise price (in dollars per share)	$ 1.28
Range 2 [Member]
Lower exercise price (in dollars per share)	1.52
Upper exercise price (in dollars per share)	$ 1.89
Outstanding, stock options (in shares) | shares	6,879,874
Outstanding, weighted average contractual life (Year)	5 years 10 months 2 days
Outstanding, weighed average exercise price (in dollars per share)	$ 1.59
Exercisable, stock options (in shares) | shares	5,195,211
Exercisable, weighted average contractual life (Year)	5 years 5 months 15 days
Exercisable, weighted average exercise price (in dollars per share)	$ 1.59
Range 3 [Member]
Lower exercise price (in dollars per share)	3.90
Upper exercise price (in dollars per share)	$ 9.64
Outstanding, stock options (in shares) | shares	16,965,610
Outstanding, weighted average contractual life (Year)	8 years 11 months 15 days
Outstanding, weighed average exercise price (in dollars per share)	$ 5.80
Exercisable, stock options (in shares) | shares	3,545,801
Exercisable, weighted average contractual life (Year)	8 years 7 months 9 days
Exercisable, weighted average exercise price (in dollars per share)	$ 3.90